Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2024	2025
	$	$
Payroll and welfare payable	1,490	641
VAT, and other taxes payable	180	-
Payables for office supply and utilities	58	-
Payables for purchase of property and equipment	47	-
Professional service fees	250	11
Payables for share purchase consideration (Note 9)	10,000	-
Advance from customers	2,327	250
Interest payable related to an equity financing (Note 17(b))	693	-
Payable for consideration adjustment	-	636
Others	251	-
	15,296	1,538